Borrowings (Tables)	12 Months Ended
Apr. 30, 2026
Broker-Dealer [Abstract]
Schedule of loan from third party
	As of April 30,
	2025	2026	2026
	S$	S$	US$
Loan from third party	-	200,000	157,020